Other investments (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Schedule of movements in other investments

	Loans £ million	Others £ million	Total £ million
Cost less allowances or fair value
At 30 June 2018	35	11	46
Additions	2	—	2
Repayments and disposals	(1)	—	(1)
Fair value adjustment	—	2	2
Transfers	(19)	19	—
At 30 June 2019	17	32	49
Exchange differences	1	1	2
Additions	3	—	3
Repayments and disposals	(1)	(2)	(3)
Fair value adjustment	—	2	2
Provision charged during the year	(14)	—	(14)
Capitalised interest	1	—	1
Transfer	—	1	1
At 30 June 2020	7	34	41